Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Fair Value
	COMMON STOCKS - 96.9%
	AUSTRALIA - 1.0%
749	Rio Tinto Ltd.	$ 63,392
1,864	Sonic Healthcare Ltd.	49,154
1,657	Wesfarmers Ltd.	69,428
		181,974
	CANADA - 3.2%
1,240	Canadian Imperial Bank of Commerce	105,785
5,853	Canadian Natural Resources Ltd.	132,368
2,712	Hydro One Ltd.	62,904
5,493	Kinross Gold Corp.	38,399
1,628	Magna International, Inc.	114,774
1,748	National Bank of Canada	98,343
830	Ritchie Bros. Auctioneers, Inc.	49,061
		601,634
	DENMARK - 0.3%
30	AP Moller - Maersk A/S *	62,333

	EUROPE - 9.9%
13	Ayden NV *	27,157
1,896	Ageas	97,413
431	ASM International N.V.	110,589
912	Brenntag AG	71,731
2,020	Cie de Saint-Gobain *	100,814
1,109	Covestro AG	75,666
1,705	Daimler AG	120,390
1,269	Deutsche Post AG	62,917
4,727	Deutsche Telekom AG	84,420
606	Eiffage SA *	55,173
1,920	Endesa SA	49,218
1,044	Fresenius SE & Co. KGaA	46,637
1,399	HelloFresh SE *	118,635
1,100	Kone OYJ *	86,758
2,997	Koninklijke Ahold Delhaize NV	85,893
298	LEG Immobilien AG	42,866
2,169	NN Group NV	90,385
1,663	Publicis Groupe SA	86,391
2,100	Sampo OYJ *	88,479
602	Siemens AG	93,572
600	Solvay SA	68,550
7,840	Stellantis NV	119,194
2,823	Veolia Environnement SA	75,658
		1,858,506
	GREAT BRITAIN - 4.8%
6,430	3i Group PLC	98,142
1,706	AstraZeneca PLC	175,490
13,139	BAE Systems PLC	83,375
2,740	BHP PLC	75,684
3,440	British American Tobacco PLC	125,535
850	Ferguson PLC	99,237
5,900	Imperial Brands PLC	119,098
11,392	Kingfisher PLC *	43,442
1,055	Rio Tinto PLC	80,969
		900,972

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Shares		Fair Value
	COMMON STOCKS - 96.9% (Continued)
	JAPAN - 7.9%
5,000	Ajinomoto Co., Inc.	$ 118,105
900	Capcom Co. Ltd.	56,650
28,300	ENOUS Holdings, Inc.	114,530
450	Fujitsu Ltd.	68,857
2,534	ITOCHU Corp.	72,551
3,200	KDDI Corp.	94,110
3,500	Mitsui & Co. Ltd.	64,738
1,000	Nitto Dekno Corp.	90,453
19,040	Nomura Holdings, Inc.	100,333
4,600	Ono Pharmaceutical Co. Ltd.	137,304
25,000	Resona Holdings, Inc.	86,680
2,700	Seven & i Holdings Co. Ltd.	102,151
1,840	SG Holdings Co. Ltd.	47,294
6,400	SoftBank Corp.	84,176
700	TDK Corp.	112,861
320	Tokyo Electron Ltd.	121,679
		1,472,472
	SWEDEN - 0.9%
710	Evolution Gaming Group AB	69,512
4,308	Volvo AB *	106,943
		176,455
	SWITZERLAND - 2.7%
8,654	Credit Suisse Group AG	114,352
2,478	Novartis AG	224,318
178	Sonova Holding AG *	43,099
8,540	UBS Group AG	123,598
		505,367
	UNITED STATES - 66.2%
1,634	3M Co.	287,028
2,268	AbbVie, Inc.	232,425
3,948	AES Corp.	96,292
1,223	Alexion Pharmaceuticals, Inc. *	187,523
751	Allstate Corp.	80,492
5,733	Ally Financial, Inc.	216,937
2,502	Altria Group, Inc.	102,782
858	AmerisourceBergen Corp.	89,404
496	Anthem, Inc.	147,302
261	AutoZone, Inc.	291,895
2,559	Best Buy Co., Inc.	278,470
3,135	Bristol-Meyers Squibb Co.	192,583
263	Broadridge Financial Solutions, Inc.	37,165
1,554	Cardinal Health, Inc.	83,496
90	Chipotle Mexican Grill, Inc. *	133,200
233	Cintas Corp.	74,122
1,507	Citrix Systems, Inc.	200,898
3,045	Cognizant Technology Solutions Corp.	237,358
3,531	ConocoPhillips	141,346
751	CSX Corp.	64,402
2,507	CVS Health Corp.	179,627
1,400	DaVita, Inc. *	164,318
4,990	Dell Technologies, Inc. *	363,721
15,710	DISH Network Corp. *	455,904

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Shares		Fair Value
	COMMON STOCKS - 96.9% (Continued)
	UNITED STATES - 66.2% (Continued)
256	Domino's Pizza, Inc.	$ 94,915
1,900	Dow, Inc.	98,610
4,078	eBay, Inc.	230,448
233	FedEx Corp.	54,834
1,868	Fidelity National Financial, Inc.	67,808
6,888	Fifty Third Bancorp.	199,270
2,593	Gilead Sciences, Inc.	170,101
2,792	GoDaddy, Inc. *	219,395
1,029	HCA Healthcare, Inc.	167,192
17,668	HP, Inc.	430,039
1,993	International Business Machines Corp.	237,386
778	International Paper Co.	39,141
668	J M Smucker Co.	77,762
174	Jardine Matheson Holdings Ltd.	10,057
2,521	Johnson Controls International PLC	125,596
931	Keysight Technologies, Inc. *	131,820
2,484	Kraft Heinz Co.	83,239
2,546	Kroger Co.	87,837
656	Laboratory Corp of America Holdings *	150,165
950	Lam Research Corp.	459,752
2,387	Leidos Holdings, Inc.	253,165
1,317	Lennar Corp.	109,509
3,449	LKQ Corp. *	121,025
349	Lockheed Martin Corp.	112,315
16,807	Lumen Technologies, Inc.	208,071
1,111	LyondellBasell Industries NV	95,279
595	McKesson Corp.	103,810
1,770	MetLife, Inc.	85,226
3,603	Morgan Stanley	241,581
746	Newmont Corp.	44,462
10,090	NortonLifeLock, Inc.	212,596
2,310	NRG Energy, Inc.	95,657
4,208	Oracle Corp.	254,289
1,497	Phillip Morris International, Inc.	119,236
2,772	PPL Corp.	76,701
2,340	PulteGroup, Inc.	101,790
2,486	Qorvo, Inc. *	424,808
1,085	Quest Diagnostics, Inc.	140,128
12,260	Regions Financial Corp.	208,543
7,132	Schlumberger NV	158,402
605	Stanley Black & Decker, Inc.	104,961
1,956	Target Corp.	354,368
492	United Parcel Service, Inc.	76,260
371	United Rentals, Inc. *	90,157
2,739	Verizon Communications, Inc.	149,960
16,992	ViacomCBS, Inc.	824,112
4,205	Vistra Corp.	83,974
2,752	Western Union Co.	61,287
		12,385,729

	TOTAL COMMON STOCKS (Cost $15,662,870)	18,145,442

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.1%
	JAPAN - 0.3%
8	Nippon Building Fund, Inc.	$ 48,293

	UNITED STATES - 1.8%
5,439	AGNC Investment Corp.	84,848
2,021	Gaming and Leisure Properties, Inc.	83,124
2,200	Iron Mountain, Inc.	74,074
4,528	Medical Properties Trust, Inc.	95,586
		337,632

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $343,459)	385,925

	TOTAL INVESTMENTS - 99.0% (Cost $16,006,329)	$ 18,531,367
	OTHER ASSETS LESS LIABILITIES - 1.0%	182,084
	NET ASSETS - 100.0%	$ 18,713,451

PLC - Public Limited Company
* Non-income producing security.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committe is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,145,442	$ -	$ -	$ 18,145,442
Real Estate Investment Trusts (REITs)	385,925	-	-	385,925
Total	$ 18,531,367	$ -	$ -	$ 18,531,367

* Refer to the Portfolio of Investments for classifications

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 16,018,665	$ 2,697,305	$ (184,603)	$ 2,512,702